Subsequent Events (Details Narrative) - USD ($)		3 Months Ended		7 Months Ended	12 Months Ended
	Apr. 06, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Stock issued during period, shares				23,000,000	23,000,000
Stock issued during period, value				$ 208,828,097
Redemptions amount		$ (597,052)	$ (7,772,252)	(202,557,751)
Repayment of related party loan				$ 155,093
Class B Common Stock [Member]
Common stock, par value		$ 0.0001		$ 0.0001	$ 0.0001
Class A Common Stock [Member]
Common stock, par value		$ 0.0001		$ 0.0001	$ 0.0001
Subsequent Event [Member] | Warrant [Member]
Warrants to purchase	17,600,000
Subsequent Event [Member] | Equity Purchase Agreement [Member]
Stock issued during period, shares	51,729,704
Stock issued during period, value	$ 227,000,000
Subsequent Event [Member] | Equity Purchase Agreement [Member] | Stockholders [Member]
Payment of deferred underwriting commissions	4,800,000
Redemptions amount	200,000
Repayment of related party loan	$ 600,000
Subsequent Event [Member] | Class B Common Stock [Member]
Stock issued during period, shares	51,636,922
Subsequent Event [Member] | Class B Common Stock [Member] | Sponsor [Member] | Equity Purchase Agreement [Member]
Common stock, par value	$ 0.0001
Subsequent Event [Member] | Class A Common Stock [Member]
Stock issued during period, shares	23,000,000
Subsequent Event [Member] | Class A Common Stock [Member] | New Providence Acquisition Management LLC [Member]
Redemptions amount	$ 85,348
Stock issued during period, acquisitions shares	8,460
Share redemption price per share	$ 10.09
Subsequent Event [Member] | Class A Common Stock [Member] | Sponsor [Member] | Equity Purchase Agreement [Member]
Common stock, par value	$ 0.0001
Subsequent Event [Member] | Class C Common Stock [Member]
Stock issued during period, shares	78,163,078
Subsequent Event [Member] | Class C Common Stock [Member] | Sponsor [Member] | Equity Purchase Agreement [Member]
Common stock, par value	$ 0.0001